UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             November 13, 2007

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $32,341


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Acxiom Corp                          Com          005125109   2,221    112,216   Sh        Defined      03,04   112,216     0    0
Adobe Systems Inc                    Com          00724F101     777     17,800   Sh        Defined      03,04    17,800     0    0
Checkfree Corp                       Com          162813109     507     10,893   Sh        Defined      03,04    10,893     0    0
Cytyc Corp                           Com          232946103   4,545     95,380   Sh        Defined      03,04    95,380     0    0
Edwards AG Inc                       Com          281760108     193      2,300   Sh        Defined      03,04     2,300     0    0
Enzon Pharmaceuticals Inc            Com          293904108   1,619    183,821   Sh        Defined      03,04   183,821     0    0
Hilton Hotels Corp                   Com          432848109   2,325     50,000   Sh        Defined      03,04    50,000     0    0
Huntsman Corp                        Com          447011107     556     21,000   Sh        Defined      03,04    21,000     0    0
Intel Corp                           Com          458140100   1,056     40,847   Sh        Defined      03,04    40,847     0    0
Kyphon Inc                           Com          501577100   1,917     27,388   Sh        Defined      03,04    27,388     0    0
Oakley Inc                           Com          673662102   1,385     47,700   Sh        Defined      03,04    47,700     0    0
PHH Corp                             Com          693320202   2,725    103,700   Sh        Defined      03,04   103,700     0    0
Pogo Producing Co                    Com          730448107   1,816     34,202   Sh        Defined      03,04    34,202     0    0
Radian Group Inc                     Com          750236101   1,769     76,000   Sh        Defined      03,04    76,000     0    0
SLM Corp                             Com          78442P106     273      5,500   Sh        Defined      03,04     5,500     0    0
Sears Holdings Corp                  Com          812350106     293      2,300   Sh        Defined      03,04     2,300     0    0
Sierra Health Services Inc           Com          826322109   3,304     78,300   Sh        Defined      03,04    78,300     0    0
TXU Corp                             Com          873168108   5,060     73,900   Sh        Defined      03,04    73,900     0    0